Post-employee benefit plans - Disclosure of Contributions to Post-Employment Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Contributions, defined contribution plan	$ (114)	$ (110)
Estimated of contributions expected to be paid to plan for next annual reporting period, defined contribution plan	120
DB pension
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period, defined benefit plan	180
OPEBs
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period, defined benefit plan	70
Plan assets
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	(244)	(252)
Plan assets | DB pension
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	(183)	(180)
Plan assets | OPEBs
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	$ (61)	$ (72)